Share Capital	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 CAPITAL ISSUED

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2025		1,452	314,399	48,410,068
March 31, 2026	Capital increase (OSA & BSPCE)	3	1,539	107,562
May 5, 2026	Capital increase (OSA)	—	6	1,113
May 26, 2026	Capital increase (Issuance of new shares ADS)	67	74,449	2,218,467
May 26, 2026	Capital increase (Issuance of new shares PFW)	—	11,585	—
May 26, 2026	Capital increase (transaction costs)	—	(6,046)	—
May 31, 2026	Capital increase (OSA & BSPCE)	2	761	70,693
June 8, 2026	Free Shares attributions (AGA 2026)	—	(50)	—
June 30, 2026	Capital increase (OSA)	1	224	17,779
June 30, 2026		1,525	396,867	50,825,682

As of June 30, 2026, the share capital was €1,525 thousand divided into 50,825,682 fully paid up ordinary shares, each with a par value of €0.03.
On May 26, 2026, the Company completed the Global Offering (see Note 1 – Company Information), issuing 2,218,467 ordinary shares, including shares in the form of ADSs, and 345,099 PFWs, for aggregate gross proceeds of €86.1 million before transaction costs. Each PFW was issued at a subscription price of €33.57 and entitles its holder to subscribe for one ordinary share at an exercise price of €0.03 per share.

The Company concluded that the PFWs qualify as equity instruments under IAS 32 as they contain no contractual obligation to deliver cash or another financial asset and are settled through the issuance of a fixed number of the Company's own ordinary shares. Anti-dilution provisions do not affect this conclusion as they are linked to specific corporate actions within the Company's control. Accordingly, proceeds from the issuance of the PFWs were recognized directly in equity and are not subsequently remeasured.

Allocation of prior period (loss)

The negative net result for the year 2025 of €24.0 million has been fully allocated to reserves.

10.2 FOUNDER’S WARRANTS, WARRANTS, STOCK OPTIONS AND FREE SHARES

As of June 30, 2026, there are four different types of securities and other valid instruments entitling their holders to a stake in the Company's share capital: warrant (bons de souscription d’actions or BSA), founders’ warrant (bons de souscription de parts de créateur d’entreprise or BSPCE), stock option (options de souscription ou d’achat d’actions or OSA) and free shares (attributions gratuites d’actions or AGA).

Stock options

No stock options were granted in the first half of 2026.

Free Shares

At a meeting on June 8, 2026, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on May 19, 2025, granted 1,663,202 free shares (AGA 2026-P), each with a par value of €0.03 to employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 8, 2028. Such free shares are governed by the 2026 free share plan adopted by the Executive Board on June 8, 2026.

Furthermore, the issuance at the end of the two-year acquisition period vesting of shares from allocated free shares to each concerned employees and to members of the Executive Board is conditioned upon both the achievement of 4 of the 7 business performance conditions not contingent to stock market criteria and the compliance with the presence condition.The achievement of these conditions must be acknowledged by the Executive Board, with the prior approval of the Supervisory Board, before this two-year acquisition period starting on June 8, 2026.

As of June 30, 2026, the assumptions related to the estimated vesting of the founders’ warrants, the warrants, performance stock options and free shares have been updated (See Note 18 Share-based payments).